Related Party Transactions - REITs, for which RMR LLC provides Management Services (Details) $ in Thousands			12 Months Ended
	Mar. 05, 2015 shares	Mar. 04, 2015 USD ($) shares	Dec. 31, 2017 USD ($) company shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Equity in earnings (losses) of investees			$ (13)	$ 137	$ 20
Equity in unrealized gain (loss) of investees			$ 9,428	11,359	(5,513)
SIR
Related Party Transaction [Line Items]
Percentage of ownership interest			27.80%
Equity in earnings (losses) of investees			$ 21,584	35,381	21,882
SIR
Related Party Transaction [Line Items]
Percentage of ownership interest			27.80%
SIR Common shares of beneficial interest acquired pursuant to stock purchase agreement | shares			24,918,421
SIR | Lakewood Capital Partners LP
Related Party Transaction [Line Items]
Percentage of ownership interest		3.90%
SIR Common shares of beneficial interest acquired pursuant to stock purchase agreement | shares		3,418,421
Cash purchase price		$ 95,203
SIR | Adam Portnoy | Lakewood Capital Partners LP
Related Party Transaction [Line Items]
SIR Common shares of beneficial interest acquired pursuant to stock purchase agreement | shares	2,429	87,606
SIR | Barry Portnoy | Lakewood Capital Partners LP
Related Party Transaction [Line Items]
SIR Common shares of beneficial interest acquired pursuant to stock purchase agreement | shares		107,606
AIC
Related Party Transaction [Line Items]
Number of entities to whom RMR provides management services | company			4
Amount invested in equity investee			$ 8,304	7,235	6,946
Equity in earnings (losses) of investees			608	137	20
Equity in unrealized gain (loss) of investees			461	152	(20)
RMR LLC
Related Party Transaction [Line Items]
Related party transaction			$ 12,464	10,222	9,934
RMR LLC | AIC
Related Party Transaction [Line Items]
Service fee percentage			3.00%
Property Insurance Premium Expense, June 2018 | AIC
Related Party Transaction [Line Items]
Related party transaction			$ 757
Property Insurance Premium Expense, June 2017 | AIC
Related Party Transaction [Line Items]
Related party transaction			1,032
Property Insurance Premium Expense, June 2016 | AIC
Related Party Transaction [Line Items]
Related party transaction			1,277
Property Insurance Premium Expense
Related Party Transaction [Line Items]
Related party transaction			$ 91	$ 106	$ 316